Note 18 - Inventories	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of inventories [text block]
18.	INVENTORIES

	2018	2017

Finished goods	1,688.0	1,528.4
Work in progress	339.5	309.6
Raw material	2,517.3	1,816.3
Consumables	107.0	77.3
Spare parts and other	597.0	476.9
Prepayments	304.4	210.9
Impairment losses	(151.4)	(100.4)
	5,401.8	4,319.0

Write-offs/losses on inventories recognized in the income statement amounted to
R$76.5
in
2018
(
R$73.2
in
2017
).